Provision for contingencies (Detils Text) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Provision For Contingencies Details Text [Abstract]
Tax lawsuits classified as possible losses, for which no provision was recognized	R$ 58,814	R$ 50,978